Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			9 Months Ended
	May 30, 2019	Jan. 31, 2020		Jan. 31, 2019	Jul. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares purchased for cancellation		$ 268	[1]	$ 234
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum number of shares approved for repurchase	24.0
Shares repurchased and cancelled, shares		3.6
Shares repurchased and cancelled, per share		$ 74.63
Common shares purchased for cancellation		$ 268
NCIB 2019 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares					9.8
Shares repurchased and cancelled, per share					$ 72.35

[1]	The amounts for the period ended January 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).